Investments Investments - Distribution of Commercial Mortgage and Middle Market Loans (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commercial mortgage loans
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 295.0	$ 312.1
Middle market loans
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 102.1	$ 106.9
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Concentration risk percentage	100.00%	100.00%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Apartment
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 107.8	$ 115.3
Concentration risk percentage	36.60%	36.90%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Hotel
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 98.1	$ 108.0
Concentration risk percentage	33.30%	34.60%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Office building
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 45.9	$ 42.1
Concentration risk percentage	15.50%	13.50%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Other commercial
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 37.9	$ 41.4
Concentration risk percentage	12.80%	13.30%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Retail
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 3.3	$ 3.3
Concentration risk percentage	1.10%	1.10%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Industrial
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 2.0	$ 2.0
Concentration risk percentage	0.70%	0.60%
Investment, Net Carrying Value | Commercial mortgage loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Concentration risk percentage	100.00%	100.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Concentration risk percentage	100.00%	100.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Materials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 20.0	$ 19.8
Concentration risk percentage	19.60%	18.50%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Financials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 48.3	$ 53.1
Concentration risk percentage	47.30%	49.70%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Industrials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 18.6	$ 18.7
Concentration risk percentage	18.20%	17.50%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Consumer discretionary
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 4.9	$ 4.9
Concentration risk percentage	4.80%	4.60%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Energy
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 5.6	$ 5.7
Concentration risk percentage	5.50%	5.30%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Information technology
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 4.7	$ 4.7
Concentration risk percentage	4.60%	4.40%
Investment, Net Carrying Value | Middle market loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Concentration risk percentage	100.00%	100.00%
U.S. | Investment, Net Carrying Value | Commercial mortgage loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 263.6	$ 269.8
Concentration risk percentage	89.40%	86.40%
U.S. | Investment, Net Carrying Value | Middle market loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 59.4	$ 64.1
Concentration risk percentage	58.20%	60.00%
International | Investment, Net Carrying Value | Commercial mortgage loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 31.4	$ 42.3
Concentration risk percentage	10.60%	13.60%
International | Investment, Net Carrying Value | Middle market loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 42.7	$ 42.8
Concentration risk percentage	41.80%	40.00%